TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Income before income tax	¥ 110,601	$ 15,152	¥ 202,573	¥ 132,772
TAXATION
Income tax computed at the statutory tax rate of 25%	27,650	3,788	50,643	33,193
Effect of differing tax rates in different jurisdictions	795	109	2,740	4,459
Research and development super-deduction	(13,223)	(1,812)	(29,192)	(36,078)
Shared-based compensation expenses	688	94	2,359	3,261
Nondeductible expenses	2,397	328	2,928	2,310
Effect of preferential tax rates and tax holiday in mainland China	(19,704)	(2,699)	(28,489)	(15,934)
Change in valuation allowance	11,785	1,615	22,950	30,309
Others	1,624	223	(2,273)	1,433
Income tax expenses	¥ 12,012	$ 1,646	¥ 21,666	¥ 22,953
Mainland China
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%